Fair Value Measurements - Summary Of Reconciliation Of Warrant Liabilities Measured At Fair Value (Details) - BOWX ACQUISITION CORP [Member] - USD ($)	3 Months Ended					4 Months Ended	7 Months Ended	9 Months Ended
	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Sep. 30, 2020	Dec. 31, 2020	Sep. 30, 2021
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Warrant Liability	$ 25,962,932	$ 16,634,933	$ 13,292,400					$ 13,292,400
Change in fair value of warrant liabilities	(9,794,399)	9,327,999	3,342,533		$ 1,243,733	1,243,733	4,664,000	2,876,133
Warrant Liability	16,168,533	$ 25,962,932	16,634,933	$ 13,292,400			13,292,400	16,168,533
Fair Value, Inputs, Level 3 [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Warrant Liability			$ 13,292,400	9,872,133				13,292,400
Issuance of Private Warrants						8,628,400
Change in fair value of warrant liabilities	9,794,399			3,420,267		1,243,733
Warrant Liability	$ 16,168,533			$ 13,292,400	$ 9,872,133	$ 9,872,133	$ 13,292,400	$ 16,168,533